DEBT - Schedule of Debt (Details) $ in Thousands, $ in Millions	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)
Disclosure of detailed information about borrowings [line items]
Debt		$ 422,592	$ 396,901
Credit Facilities - current
Disclosure of detailed information about borrowings [line items]
Debt		47,763	0
Credit Facilities - non-current
Disclosure of detailed information about borrowings [line items]
Debt		0	52,066
Second Lien Notes (mature on September 11, 2023 to December 12, 2023)
Disclosure of detailed information about borrowings [line items]
Debt	$ 72.1	137,097	0
Senior Notes (mature on May 15, 2020)
Disclosure of detailed information about borrowings [line items]
Debt		196,000	305,409	$ 324,691
Convertible Debentures (liability component)
Disclosure of detailed information about borrowings [line items]
Debt		$ 41,732	$ 39,426	$ 37,420